Offsets	Mar. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ares Acquisition Corporation II
Form or Filing Type	S-4
File Number	333-287278
Initial Filing Date	May 14, 2025
Fee Offset Claimed	$ 12,638.58
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Kodiak AI, Inc. Common Stock issuable upon exercise of Warrants and Warrants exercisable for Kodiak AI, Inc. Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 484,765,500.00
Offset Note	Under the Business Combination Registration Statement, the Registrant registered 14,300,000 Private Placement Warrants (as defined therein) and 25,000,000 Public Warrants (as defined therein). The Business Combination Registration Statements also registered the Common Stock issuable upon the exercise of the Public Warrants and Private Placement Warrants. The Registrant subsequently removed from registration under the Business Combination Registration Statement the Common Stock issuable upon exercise of the Public Warrants and the Private Placement Warrants. The Registrant previously paid the Filing Fee and in accordance with Rule 457(p) of the Securities Act $12,638.58 of the Remaining Filing Fee Balance will be used to offset the filing fee due pursuant to this Registration Statement.
Termination / Withdrawal Statement	Under a registration statement on Form S-4 (File No. 333-287278) initially filed by the Registrant on May 14, 2025 and subsequently amended (as amended, the "Business Combination Registration Statement"), the Registrant registered 14,300,000 Private Placement Warrants (as defined therein) and 25,000,000 Public Warrants (as defined therein). The Business Combination Registration Statements also registered the Common Stock issuable upon the exercise of the Public Warrants and Private Placement Warrants. The Registrant subsequently removed from registration under the Business Combination Registration Statement the Common Stock issuable upon exercise of the Public Warrants and the Private Placement Warrants. A filing fee of $74,217.60 was previously paid in connection with the Public Warrants and Private Placement Warrants on the Business Combination Registration Statement (the "Filing Fee"). On December 1, 2025 the Registrant filed a registration statement on Form S-8 (File No. 333-291864) that used $49,563.03 of the Filing Fee, resulting in a remaining fee offset balance of $24,654.57 (the "Remaining Filing Fee Balance"). In accordance with Rule 457(p) of the Securities Act, the Remaining Filing Fee Balance will offset the filing fee due pursuant to this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ares Acquisition Corporation II
Form or Filing Type	S-4
File Number	333-287278
Filing Date	May 14, 2025
Fee Paid with Fee Offset Source	$ 12,638.58
Offset Note	Under the Business Combination Registration Statement, the Registrant registered (i)14,300,000 Private Placement Warrants and (ii) 25,000,000 Public Warrants. The Business Combination Registration Statement also registered the Common Stock issuable upon the exercise of the Public Warrants and Private Placement Warrants. The Registrant subsequently removed from registration under the Business Combination Registration Statement the Common Stock issuable upon exercise of the Public Warrants and the Private Placement Warrants. The Registrant previously paid the Filing Fee and in accordance with Rule 457(p) of the Securities Act $12,638.58 of the Remaining Filing Fee Balance will offset the filing fee due pursuant to this Registration Statement.